SCHEDULE OF LEASES EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Amortization of ROU assets - finance lease	$ 20	$ 20	$ 40	$ 27	$ 67
Interest on lease liabilities - finance lease	2	3	5	4	10
Cash paid for financing lease liabilities	17		38		73
Cash paid for operating lease liabilities	84	188	216	375	632	751
Operating lease expense	137	186	257	371	728	749
Variable lease expense		20	4	42	81	94
Short-term lease expense	$ 1	$ 1	$ 1	$ 1	$ 2	$ 167